UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10333

Name of Fund: BlackRock Municipal Income Investment Trust (BBF)1

[1]

On April 12, 2021, BlackRock Municipal Income Investment Trust (the “Non-Surviving Fund”) was reorganized into BlackRock Municipal Income Trust II (Investment Company Act file no. 811-21126, CIK no. 0001176194) (the “Surviving Fund”). The voting record of the Non-Surviving Fund can be found in the Surviving Fund’s Form N-PX filing, which was filed on August 27, 2021.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Municipal Income Investment Trust, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31

Date of reporting period: 07/01/2020 – 06/30/2021

Item 1 – Proxy Voting Record – There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2021 with respect to which the registrant was entitled to vote.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-10333
Reporting Period: 07/01/2020 - 06/30/2021
BlackRock Municipal Income Investment Trust

================= BlackRock Municipal Income Investment Trust ==================

On April 12, 2021, BlackRock Municipal Income Investment Trust (the
"Non-Surviving Fund") was reorganized into BlackRock Municipal Income Trust II
(Investment Company Act file no. 811-21126, CIK no. 0001176194) (the "Surviving
Fund"). The voting record of the Non-Surviving Fund can be found in the
Surviving Fund's Form N-PX filing, which was filed on August 27, 2021.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Investment Trust

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of BlackRock Municipal Income Investment Trust

Date:	August 27, 2021